Assets and Liabilities - Intangible Assets - Additional Information (Details) € in Thousands	1 Months Ended						12 Months Ended
	Jan. 31, 2020 DKK (kr) shares	Jan. 31, 2020 USD ($) shares	Sep. 30, 2019 DKK (kr)	Sep. 30, 2019 USD ($)	Aug. 31, 2018 DKK (kr)	Aug. 31, 2018 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2017 USD ($)
Disclosure Of Intangible Assets [Line Items]
Cloud computing amortization period							over seven years
Aggregate amount of funding receivable recognized as intangible asset							kr 2,152,000	kr 12,454,000
Up-front cash payment								700,000	€ 88,605
License
Disclosure Of Intangible Assets [Line Items]
Aggregate amount of funding receivable recognized as intangible asset							kr 1,603,000	9,827,000
CytRx
Disclosure Of Intangible Assets [Line Items]
Clinical milestone paid on achievement													kr 600,000	$ 100,000
Milestone payment made upon enrollment of first patient in ALS clinical trials					kr 1,600,000	$ 250,000
ALS Charitable Remainder Trust
Disclosure Of Intangible Assets [Line Items]
Percentage of royalty payable to related party							1.00%
Liabilities prior to the occurrence of future sales of products							kr 0
License Agreement with KLSDC and UCL
Disclosure Of Intangible Assets [Line Items]
Aggregate value of bonus shares transferred to consideration for license																kr 15,800,000	$ 2,500,000
Aggregate costs incurred by related party from development process	kr 2,200,000	$ 300,000									kr 1,197,000,000	$ 200,000
Number of bonus shares issued for payment of consideration | shares	20,650	20,650								26,060
Increase (decrease) in equity reserve at the time of share issuance	kr (2,100,000)
Estimated amortization period of license agreement							14 years
Amortization expense							kr 700,000	kr 700,000		kr 700,000
Impairment loss on intangible assets							7,600,000
License Agreement with KLSDC and UCL | License
Disclosure Of Intangible Assets [Line Items]
Aggregate amount of funding receivable recognized as intangible asset																kr 10,000,000	$ 1,600,000
License Agreement With the University of Miami
Disclosure Of Intangible Assets [Line Items]
Impairment loss on intangible assets							kr 500,000
Up-front cash payment			kr 500,000	$ 75,000
Development milestone payment			7,700,000												$ 1,150,000
Top of Range | License Agreement With the University of Miami
Disclosure Of Intangible Assets [Line Items]
Annual license fees from 2023 until the earlier of 2033 or termination of the agreement			kr 3,800,000	$ 570,000